Senior Secured Convertible Note - Schedule of senior secured convertible note (Details) - Senior Secured Convertible Notes $ in Thousands, $ in Thousands	12 Months Ended
	Jul. 31, 2022 CAD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 CAD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Opening balance, beginning of the year	$ 454,673	$ 364,847	$ 0	$ 0
Issued at fair value	0	0	491,714	407,284
Early conversions	0	0	(497)	(413)
Redemptions	(223,148)	(177,017)	(33,525)	(27,500)
Gain on fair value adjustment	(15,784)	(11,925)	(18,100)	(14,524)
Foreign exchange loss	12,672	0	15,081	0
Balance upon amendment	259,981	199,755	454,673	364,847
Deferred financing costs
Opening balance, beginning of the year	86,974	72,214	0	0
Unrecognized loss deferred at issuance	0	0	(96,203)	(79,684)
Recognized loss during the period	86,974	72,214	9,229	7,470
Ending balance, end of the period	0	$ 0	(86,974)	$ (72,214)
Total balance, end of period, net	$ 259,981		$ 367,699		$ 199,755	$ 292,633